Liquidity	12 Months Ended
Dec. 31, 2025
Liquidity [Abstract]
LIQUIDITY

3. LIQUIDITY

For the year ended December 31, 2025, the Group reported a net loss of RMB80,478 (US$11,449), negative operating cash flows of RMB69,894 (US$9,941) and accumulated deficit of RMB289,818 (US$41,233). These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

In assessing the Group’s liquidity, the Group monitors and analyzes its cash on-hand and its operating and capital expenditure commitments. The Group’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. Cash generated from operating activities and commercial bank loans, together with the net proceeds from the 2025 follow-on offering, have been utilized to meet the Group’s working capital requirements.

As of December 31, 2024 and 2025, the Group’s cash and cash equivalents and restricted cash were RMB24,674 and RMB22,294 (US$3,172), respectively, and the Group’s restricted cash were RMB1,239 and RMB343 (US$49), respectively. The Group’s cash and cash equivalents primarily consist of cash on hand and highly liquid investments placed with banks, which are unrestricted to withdrawal and use and which have original maturities of three months or less.

The Group believes that the substantial doubt of its ability to continue as going concern is alleviated based on the proceeds received from investors and anticipated increase in cash generated from operations. Meanwhile, on an on-going basis, the Group also has received the financial support commitments from the Company’s key management to enable the Group to meet its other liabilities and commitments. The Group received an additional net capital injection of US$52,501. The Group believes its existing cash and cash equivalents, anticipated cash raised from financings, and anticipated cash flow from operations, will be sufficient to meet its anticipated cash needs for the next 12 months from the date of this report. The exact amount of proceeds the Group will use for its operations and expansion plans will depend on the amount of cash generated from its operations and any strategic decisions the Group may make that could alter its expansion plans and the amount of cash necessary to fund these plans.

The management believes that the Group will continue as a going concern in the following 12 months from the date the Group’s 2025 consolidated financial statements are issued. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.